Shareholders' Deficit (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Oct. 29, 2021 shares
Shareholders' Deficit (Details) [Line Items]
Preference shares, share authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preference shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, share issued
Preference shares, share outstanding
Percentage of issued and outstanding			20.00%
Per share redemption trigger price (in Dollars per share) | $ / shares			$ 18
Minimum [Member]
Shareholders' Deficit (Details) [Line Items]
Trading days		20 days	20 days
Maximum [Member]
Shareholders' Deficit (Details) [Line Items]
Trading days			30 years
Threshold consecutive trading days for redemption of public warrants		30
Public Warrants [Member]
Shareholders' Deficit (Details) [Line Items]
Public Warrants exercisable term	30 days	30 days	30 days
Warrants expire, term	5 years	5 years	5 years
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, share authorized	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	1,060,000	1,060,000	1,060,000	1,060,000
Ordinary shares, shares outstanding	1,060,000	1,060,000	1,060,000	1,060,000
Ordinary shares, subject to possible redemption	3,050,335	2,710,421	23,000,000	23,000,000
Class A Ordinary Shares [Member] | Public Warrants [Member]
Shareholders' Deficit (Details) [Line Items]
Purchase of ordinary share	1	1	1
Price of per share (in Dollars per share) | $ / shares	$ 11.5	$ 11.5	$ 11.5
Issued price (in Dollars per share) | $ / shares	$ 9.2	$ 9.2
Percentage of total equity proceeds	60.00%	60.00%	60.00%
Trading day period	20 days	20 days	20 days
Business days	15 days	15 days
Initial business combination	60 days	60 days
Price of per ordinary share (in Dollars per share) | $ / shares			$ 9.2
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, share authorized	20,000,000	20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	8,050,000	8,050,000	8,050,000	8,050,000
Ordinary shares, shares outstanding	8,050,000	8,050,000	8,050,000	8,050,000
Ordinary shares, vote	1	1	1
Ordinary shares, subject to forfeiture		1,050,000	1,050,000
Percentage of issued and outstanding	20.00%	20.00%	20.00%
Percentage of converted basis	20.00%	20.00%
Ordinary shares	8,050,000
Subject to shares issued	1,050,000
Common Stock Subject To Redemption [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, subject to possible redemption	3,050,335		23,000,000
Redemption of Warrants when Price Per Share of Class Common Stock Equals or Exceeds 9.20 [Member] | Public Warrants [Member]
Shareholders' Deficit (Details) [Line Items]
Per share redemption trigger price (in Dollars per share) | $ / shares	$ 9.2	$ 9.2
Percentage of market value		115.00%	115.00%
Per share of exercise price (in Dollars per share) | $ / shares			$ 9.2
Redemption of Warrants when the Price Per Class A Ordinary Share Equals or Exceeds $18.00 [Member] | Public Warrants [Member]
Shareholders' Deficit (Details) [Line Items]
Per share redemption trigger price (in Dollars per share) | $ / shares	$ 18	$ 18	$ 18
Percentage of market value	180.00%	180.00%	180.00%
Price of per warrant (in Dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Prior written notice	30 days	30 days	30 days
Redemption period	30 days	30 days	30 days
Trading days	20 days
Percentage of market value	115.00%
Exceeding per share (in Dollars per share) | $ / shares	$ 18
Third trading period	30 days
Redemption of Warrants when the Price Per Class A Ordinary Share Equals or Exceeds $18.00 [Member] | Note Warrant [Member] | Public Warrants [Member]
Shareholders' Deficit (Details) [Line Items]
Per share redemption trigger price (in Dollars per share) | $ / shares		$ 18
Founder Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Percentage of founder Shares voting	90.00%	90.00%	90.00%
Founder Shares [Member] | Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, subject to forfeiture